Eaton Vance
Floating-Rate Income Trust
February 28, 2022
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 7.1%
Security	Principal Amount (000's omitted)	Value
AIG CLO, Ltd., Series 2019-1A, Class ER, (3 mo. SOFR + 6.70%), 4/18/35(1)(2)	$1,000	$ 999,807
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 6.356%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(3)	2,000	1,915,622
Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 7.091%, (3 mo. USD LIBOR + 6.85%), 4/17/33(1)(3)	1,300	1,254,772
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 7.261%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(3)	750	727,520
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 6.991%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(3)	1,000	978,388
Benefit Street Partners CLO XXII, Ltd., Series 2022-22A, Class ER, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	992,031
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 7.384%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(3)	1,500	1,443,816
Canyon Capital CLO, Ltd.:
Series 2019-2A, Class ER, 6.991%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(3)	400	392,791
Series 2022-1A, Class E, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	1,250	1,249,759
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 6.738%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(3)	1,200	1,103,962
Series 2015-5A, Class DR, 6.954%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(3)	500	464,142
Cedar Funding X CLO, Ltd., Series 2019-10A, Class ER, 6.754%, (3 mo. USD LIBOR + 6.50%), 10/20/32(1)(3)	1,000	970,530
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 6.886%, (3 mo. USD LIBOR + 6.645%), 10/15/30(1)(3)	1,000	955,251
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 5.504%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(3)	1,000	932,993
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 6.208%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(3)	250	236,709
Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 6.004%, (3 mo. USD LIBOR + 5.75%), 1/20/31(1)(3)	1,200	1,059,504
Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	1,000	989,117
Kayne CLO 5, Ltd., Series 2019-5A, Class E, 6.959%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(3)	1,000	995,740
Kayne CLO 7, Ltd., Series 2020-7A, Class E, 6.741%, (3 mo. USD LIBOR + 6.50%), 4/17/33(1)(3)	1,275	1,262,496
Security	Principal Amount (000's omitted)	Value
Madison Park Funding XXXVI, Ltd.:
Series 2019-36A, Class E, 7.491%, (3 mo. USD LIBOR + 7.25%), 1/15/33(1)(3)	$500	$ 495,652
Series 2019-36A, Class ER, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	1,000	990,000
Neuberger Berman CLO, Ltd., Series 2022-48A, Class E, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	1,000	999,103
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 6.091%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(3)	900	866,339
Series 2019-1A, Class DR, 6.895%, (3 mo. USD LIBOR + 6.50%), 11/14/34(1)(3)	1,000	983,774
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 6.208%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(3)	700	654,162
Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 7.241%, (3 mo. USD LIBOR + 7.00%), 1/15/33(1)(3)	750	732,357
Vibrant CLO X, Ltd., Series 2018-10A, Class D, 6.444%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(3)	850	762,544
Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 7.024%, (3 mo. USD LIBOR + 6.77%), 7/20/32(1)(3)	1,000	934,348
Voya CLO, Ltd., Series 2013-1A, Class DR, 6.721%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(3)	2,000	1,802,640
Wellfleet CLO, Ltd., Series 2020-1A, Class D, 7.481%, (3 mo. USD LIBOR + 7.24%), 4/15/33(1)(3)	1,300	1,267,971
Total Asset-Backed Securities (identified cost $30,314,336)		$ 29,413,840

Closed-End Funds — 2.0%
Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	111,292	$ 1,465,716
Invesco Senior Income Trust	402,161	1,753,422
Nuveen Credit Strategies Income Fund	406,731	2,497,328
Nuveen Floating Rate Income Fund	164,907	1,609,492
Nuveen Floating Rate Income Opportunity Fund	115,017	1,130,617
Total Closed-End Funds (identified cost $9,825,290)		$ 8,456,575

Common Stocks — 1.5%
Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(4)(5)(6)	58	$ 246,332
		$ 246,332

Eaton Vance
Floating-Rate Income Trust
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electronics/Electrical — 0.1%
Riverbed Technology, Inc.(5)(6)	326	$ 2,448
Skillsoft Corp.(5)(6)	56,469	365,919
		$ 368,367
Oil and Gas — 0.6%
Nine Point Energy Holdings, Inc.(4)(5)(7)	758	$ 0
QuarterNorth Energy, Inc.(5)(6)	21,551	2,672,324
		$ 2,672,324
Radio and Television — 0.4%
Clear Channel Outdoor Holdings, Inc.(5)(6)	86,335	$ 322,893
Cumulus Media, Inc., Class A(5)(6)	42,499	487,039
iHeartMedia, Inc., Class A(5)(6)	36,714	787,515
		$ 1,597,447
Retailers (Except Food and Drug) — 0.1%
Phillips Pet Holding Corp.(4)(5)(6)	613	$ 230,735
		$ 230,735
Telecommunications — 0.2%
GEE Acquisition Holdings Corp.(4)(5)(6)	46,236	$ 964,482
		$ 964,482
Total Common Stocks (identified cost $4,943,651)		$ 6,079,687

Convertible Preferred Stocks — 0.0%(8)
Security	Shares	Value
Electronics/Electrical — 0.0%(8)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(5)(6)	107	$ 1,359
		$ 1,359
Oil and Gas — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00%(4)(5)(7)	14	$ 0
		$ 0
Total Convertible Preferred Stocks (identified cost $17,197)		$ 1,359

Corporate Bonds — 4.6%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
Transdigm, Inc., 4.875%, 5/1/29	$700	$ 665,910
		$ 665,910
Building and Development — 0.3%
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(1)	$625	$ 625,487
Standard Industries, Inc., 4.75%, 1/15/28(1)	625	614,338
		$ 1,239,825
Business Equipment and Services — 0.4%
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)	$750	$ 765,986
5.75%, 4/15/26(1)	750	771,589
		$ 1,537,575
Cosmetics/Toiletries — 0.2%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	$625	$ 629,025
		$ 629,025
Distribution & Wholesale — 0.1%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	$625	$ 595,178
		$ 595,178
Diversified Financial Services — 0.1%
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(1)	$625	$ 595,950
		$ 595,950
Engineering & Construction — 0.1%
TopBuild Corp., 3.625%, 3/15/29(1)	$625	$ 587,231
		$ 587,231
Food Products — 0.3%
Del Monte Foods, Inc., 11.875%, 5/15/25(1)	$1,075	$ 1,189,654
		$ 1,189,654
Food Service — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons, LLC, 3.50%, 3/15/29(1)	$625	$ 582,338
		$ 582,338

Eaton Vance
Floating-Rate Income Trust
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Health Care — 0.4%
Centene Corp., 3.375%, 2/15/30	$625	$ 600,616
LifePoint Health, Inc., 5.375%, 1/15/29(1)	625	588,278
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)	625	616,250
		$ 1,805,144
Home Furnishings — 0.1%
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	$625	$ 590,163
		$ 590,163
Insurance — 0.2%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	$625	$ 611,644
		$ 611,644
Leisure Goods/Activities/Movies — 0.1%
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	$625	$ 583,544
		$ 583,544
Media — 0.3%
Audacy Capital Corp., 6.50%, 5/1/27(1)	$625	$ 594,525
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	625	601,937
		$ 1,196,462
Oil and Gas — 0.5%
Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	$625	$ 603,756
Occidental Petroleum Corp., 3.50%, 8/15/29	625	622,922
PBF Holding Co., LLC/PBF Finance Corp., 9.25%, 5/15/25(1)	625	637,150
		$ 1,863,828
Pipelines — 0.1%
EQM Midstream Partners, L.P., 4.75%, 1/15/31(1)	$625	$ 586,800
		$ 586,800
Radio and Television — 0.5%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	$3,160	$ 1,301,035
iHeartCommunications, Inc.:
6.375%, 5/1/26	208	214,369
8.375%, 5/1/27	376	392,410
		$ 1,907,814
Security	Principal Amount (000's omitted)	Value
Real Estate Investment Trusts (REITs) — 0.1%
HAT Holdings I, LLC/HAT Holdings II, LLC., 3.375%, 6/15/26(1)	$625	$ 593,300
		$ 593,300
Retail — 0.1%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30(1)	$625	$ 595,737
		$ 595,737
Technology — 0.2%
Minerva Merger Sub, Inc., 6.50%, 2/15/30(1)	$625	$ 602,587
		$ 602,587
Telecommunications — 0.2%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	$600	$ 607,065
		$ 607,065
Total Corporate Bonds (identified cost $20,202,389)		$ 19,166,774

Senior Floating-Rate Loans — 141.3%(9)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 3.1%
Aernnova Aerospace S.A.U.:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	107	$ 113,777
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	418	443,729
AI Convoy (Luxembourg) S.a.r.l.:
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	450	492,789
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 1/18/27		1,741	1,736,646
Dynasty Acquisition Co., Inc.:
Term Loan, 3.724%, (3 mo. USD LIBOR + 3.50%), 4/6/26		1,946	1,891,736
Term Loan, 3.724%, (3 mo. USD LIBOR + 3.50%), 4/6/26		1,047	1,017,420
IAP Worldwide Services, Inc.:
Revolving Loan, 0.75%, 7/18/23(10)		325	324,692
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(4)		416	336,450
KKR Apple Bidco, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 9/23/28		1,650	1,638,785

Eaton Vance
Floating-Rate Income Trust
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
Spirit Aerosystems, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 1/15/25		570	$ 569,068
WP CPP Holdings, LLC, Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), 4/30/25(11)		4,289	4,125,381
			$ 12,690,473
Air Transport — 2.7%
AAdvantage Loyalty IP, Ltd., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/20/28		3,050	$ 3,113,288
Air Canada, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28		2,000	1,993,334
Brown Group Holding, LLC, Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 6/7/28		2,215	2,192,721
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27		800	839,250
United Airlines, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 4/21/28		3,134	3,124,632
			$ 11,263,225
Automotive — 7.1%
Adient US, LLC, Term Loan, 3.459%, (1 mo. USD LIBOR + 3.25%), 4/10/28		2,042	$ 2,036,227
Autokiniton US Holdings, Inc., Term Loan, 5.00%, (12 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28		3,312	3,299,695
Belron Finance US, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28		993	986,711
Bright Bidco B.V., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24		1,625	1,234,006
Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(11)		1,440	1,291,500
Clarios Global L.P.:
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	1,000	1,087,332
Term Loan, 3.459%, (1 mo. USD LIBOR + 3.25%), 4/30/26		3,042	3,015,692
Dayco Products, LLC, Term Loan, 4.758%, (3 mo. USD LIBOR + 4.25%), 5/19/23		1,072	1,058,615
Garrett LX I S.a.r.l., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/30/28		773	762,433
Gates Global, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 3/31/27		2,637	2,607,021
Les Schwab Tire Centers, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27		4,689	4,659,656
MajorDrive Holdings IV, LLC, Term Loan, 4.563%, (3 mo. USD LIBOR + 4.00%), 5/12/28		672	667,987
Tenneco, Inc., Term Loan, 3.209%, (1 mo. USD LIBOR + 3.00%), 10/1/25		2,992	2,980,693
Borrower/Description	Principal Amount* (000's omitted)	Value
Automotive (continued)
Thor Industries, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 3.00%), 2/1/26	1,054	$ 1,052,101
Truck Hero, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 1/31/28	1,741	1,715,110
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	1,022	1,012,213
		$ 29,466,992
Beverage and Tobacco — 1.1%
Arterra Wines Canada, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/24/27	1,089	$ 1,079,471
City Brewing Company, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/5/28	923	874,247
Triton Water Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/31/28	2,488	2,434,330
		$ 4,388,048
Brokerage/Securities Dealers/Investment Houses — 1.0%
Advisor Group, Inc., Term Loan, 4.709%, (1 mo. USD LIBOR + 4.50%), 7/31/26	2,398	$ 2,392,187
Hudson River Trading, LLC, Term Loan, 3.305%, (SOFR + 3.00%), 3/20/28	1,755	1,727,498
		$ 4,119,685
Building and Development — 5.2%
Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28	549	$ 546,568
American Residential Services, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27	619	616,043
Cornerstone Building Brands, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/12/28	2,439	2,394,390
CP Atlas Buyer, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/23/27	1,515	1,489,819
DiversiTech Holdings, Inc.:
Term Loan, 0.00%, 12/22/28(10)	124	123,392
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/28	601	596,396
Leaf Home Solutions, LLC, Term Loan, 5.25%, (SOFR + 4.75%, Floor 0.50%), 2/17/29	1,225	1,212,750
MI Windows and Doors, LLC, Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 12/18/27	1,551	1,548,788
Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/12/26	1,564	1,561,642
Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27	720	709,217

Eaton Vance
Floating-Rate Income Trust
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Building and Development (continued)
Patagonia Bidco Limited:
Term Loan, 5.445%, (SONIA + 5.25%), 3/5/29	GBP	1,142	$ 1,509,420
Term Loan, 5.445%, (SONIA + 5.25%), 3/5/29	GBP	208	274,440
Quikrete Holdings, Inc., Term Loan, 6/11/28(12)		2,500	2,481,640
SRS Distribution, Inc.:
Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 6/2/28		350	345,625
Term Loan, 4.269%, (USD LIBOR + 3.75%, Floor 0.50%), 6/2/28(11)		1,169	1,158,237
Standard Industries, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 9/22/28		960	958,754
Werner FinCo L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24		1,102	1,101,156
White Cap Buyer, LLC, Term Loan, 4.25%, (SOFR + 3.75%, Floor 0.50%), 10/19/27		2,345	2,330,446
WireCo WorldGroup, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 11/13/28		450	446,906
			$ 21,405,629
Business Equipment and Services — 17.8%
AlixPartners, LLP, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	521	$ 575,112
Allied Universal Holdco, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/12/28		3,550	3,509,875
Amentum Government Services Holdings, LLC, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 2/15/29		675	672,469
APFS Staffing Holdings, Inc., Term Loan, 4.75%, (SOFR + 4.25%, Floor 0.50%), 12/29/28		250	248,906
AppLovin Corporation:
Term Loan, 3.459%, (1 mo. USD LIBOR + 3.25%), 8/15/25		2,189	2,177,774
Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 10/25/28		1,297	1,288,182
Belfor Holdings, Inc., Term Loan, 3.959%, (1 mo. USD LIBOR + 3.75%), 4/6/26		561	559,924
Blitz 20-487 GmbH, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/28/28	EUR	825	907,975
Bracket Intermediate Holding Corp., Term Loan, 4.466%, (3 mo. USD LIBOR + 4.25%), 9/5/25		919	915,104
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24		1,654	1,583,849
Camelot U.S. Acquisition 1 Co., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26		2,705	2,691,264
Ceridian HCM Holding, Inc., Term Loan, 2.709%, (1 mo. USD LIBOR + 2.50%), 4/30/25		1,034	1,020,854
Borrower/Description	Principal Amount* (000's omitted)		Value
Business Equipment and Services (continued)
Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27		2,192	$ 2,186,146
Employbridge, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 7/14/28		1,546	1,534,916
Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28		3,333	3,220,753
EP Purchaser, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/6/28		350	348,563
Foundational Education Group, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 8/31/28		1,475	1,473,156
Garda World Security Corporation, Term Loan, 4.43%, (1 mo. USD LIBOR + 4.25%), 10/30/26		2,426	2,406,711
Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26		2,506	2,495,098
Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		2,408	2,407,461
Hillman Group, Inc. (The):
Term Loan, 2.79%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28(10)		84	83,626
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28		351	348,334
Indy US Bidco, LLC:
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	621	687,727
Term Loan, 3.959%, (1 mo. USD LIBOR + 3.75%), 3/5/28		794	789,544
Intrado Corporation, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24		1,011	908,009
IRI Holdings, Inc., Term Loan, 4.459%, (1 mo. USD LIBOR + 4.25%), 12/1/25		2,636	2,638,717
Ivanti Software, Inc.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		794	781,296
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 12/1/27		2,886	2,852,781
KAR Auction Services, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.25%), 9/19/26		660	653,214
KUEHG Corp.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25		2,685	2,623,764
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 8/22/25		425	421,104
LGC Group Holdings, Ltd., Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 4/21/27	EUR	500	545,908
Loire Finco Luxembourg S.a.r.l., Term Loan, 3.459%, (1 mo. USD LIBOR + 3.25%), 4/21/27		369	362,714
Magnite, Inc., Term Loan, 5.765%, (USD LIBOR + 5.00%), 4/28/28(11)		771	771,125

Eaton Vance
Floating-Rate Income Trust
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Business Equipment and Services (continued)
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 12/18/28		975	$ 969,718
Term Loan - Second Lien, 7.25%, (6 mo. USD LIBOR + 6.75%, Floor 0.50%), 12/17/29		625	620,313
Monitronics International, Inc., Term Loan, 8.75%, (3 mo. USD LIBOR + 7.50%, Floor 1.25%), 3/29/24		1,571	1,316,943
NAB Holdings, LLC, Term Loan, 3.50%, (SOFR + 3.00%, Floor 0.50%), 11/23/28		975	963,788
Packaging Coordinators Midco, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/30/27		1,490	1,484,968
Pike Corporation, Term Loan, 3.21%, (1 mo. USD LIBOR + 3.00%), 1/21/28		503	499,694
Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(11)		2,137	2,117,161
Sabre GLBL, Inc.:
Term Loan, 2.209%, (1 mo. USD LIBOR + 2.00%), 2/22/24		1,008	993,324
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/17/27		1,529	1,508,707
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/17/27		959	946,456
SITEL Worldwide Corporation, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/28/28		2,328	2,320,201
Skopima Merger Sub, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28		1,571	1,555,842
SMG US Midco 2, Inc., Term Loan, 2.773%, (USD LIBOR + 2.50%), 1/23/25(11)		241	233,792
Sotheby's, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/15/27		462	461,773
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28		4,640	4,626,890
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 2.625%, (6 mo. EURIBOR + 2.625%), 7/15/25	EUR	801	872,912
Tempo Acquisition, LLC, Term Loan, 3.50%, (SOFR + 3.00%, Floor 0.50%), 8/31/28		1,644	1,637,160
TK Elevator Topco GmbH, Term Loan, 7/29/27(12)	EUR	525	581,739
Trans Union, LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 12/1/28		1,568	1,552,922
Vaco Holdings, LLC, Term Loan, 5.75%, (SOFR + 5.00%, Floor 0.75%), 1/21/29		250	248,750
West Corporation, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 10/10/24		303	269,991
Zephyr Bidco Limited, Term Loan, 5.195%, (SONIA + 4.75%), 7/23/25	GBP	775	1,020,169
			$ 73,495,168
Borrower/Description	Principal Amount* (000's omitted)		Value
Cable and Satellite Television — 3.6%
Altice France S.A.:
Term Loan, 3.927%, (3 mo. USD LIBOR + 3.69%), 1/31/26		2,264	$ 2,234,990
Term Loan, 4.506%, (3 mo. USD LIBOR + 4.00%), 8/14/26		1,718	1,705,755
Numericable Group S.A., Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	476	522,314
UPC Broadband Holding B.V.:
Term Loan, 2.441%, (1 mo. USD LIBOR + 2.25%), 4/30/28		900	881,437
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	775	835,079
UPC Financing Partnership, Term Loan, 3.191%, (1 mo. USD LIBOR + 3.00%), 1/31/29		3,000	2,967,186
Virgin Media Bristol, LLC, Term Loan, 3.441%, (1 mo. USD LIBOR + 3.25%), 1/31/29		5,775	5,742,002
			$ 14,888,763
Chemicals and Plastics — 6.2%
Aruba Investments, Inc.:
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 11/24/27	EUR	521	$ 579,859
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/24/27		794	791,529
Atotech B.V., Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), 3/18/28	EUR	375	416,264
Charter NEX US, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		495	493,530
Chemours Company (The), Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/3/25	EUR	623	685,286
CPC Acquisition Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/29/27		819	800,389
Ferro Corporation:
Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), 2/14/24		91	91,151
Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), 2/14/24		89	89,211
Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), 2/14/24		111	110,829
Flint Group GmbH, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		156	154,706
Flint Group US, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		945	935,848
Gemini HDPE, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27		790	784,765
Groupe Solmax, Inc., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/29/28		1,542	1,539,358

Eaton Vance
Floating-Rate Income Trust
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals and Plastics (continued)
Illuminate Buyer, LLC, Term Loan, 3.709%, (1 mo. USD LIBOR + 3.50%), 6/30/27		1,798	$ 1,781,541
INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	200	220,816
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26		221	218,982
INEOS Finance PLC:
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), 4/1/24	EUR	4	4,233
Term Loan, 3.25%, (3 mo. EURIBOR + 2.75%, Floor 0.50%), 11/4/28	EUR	625	690,269
INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26		1,990	1,975,075
INEOS US Finance, LLC, Term Loan, 11/8/28(12)		525	519,094
Kraton Polymers, LLC:
Term Loan, 11/18/28(12)		400	397,875
Term Loan, 11/18/28(12)	EUR	300	334,651
Lonza Group AG:
Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 7/3/28		2,488	2,474,441
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 7/3/28		25	24,869
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/29/27		670	666,600
Momentive Performance Materials, Inc., Term Loan, 3.42%, (1 mo. USD LIBOR + 3.25%), 5/15/24		463	461,099
Orion Engineered Carbons GmbH, Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 9/24/28		324	321,756
PMHC II, Inc., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 3/31/25(11)		1,655	1,653,926
Pregis TopCo Corporation, Term Loan, 4.209%, (1 mo. USD LIBOR + 4.00%), 7/31/26		662	659,846
Pretium PKG Holdings, Inc.:
Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/2/28		525	520,078
Term Loan - Second Lien, 7.25%, (6 mo. USD LIBOR + 6.75%, Floor 0.50%), 10/1/29		300	297,750
Rohm Holding GmbH, Term Loan, 5.269%, (6 mo. USD LIBOR + 4.75%), 7/31/26		1,486	1,477,092
Starfruit Finco B.V., Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 10/1/25	EUR	448	491,316
Venator Materials Corporation, Term Loan, 3.209%, (1 mo. USD LIBOR + 3.00%), 8/8/24		407	399,307
W.R. Grace & Co. Conn., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/22/28		2,475	2,467,266
			$ 25,530,607
Borrower/Description	Principal Amount* (000's omitted)	Value
Conglomerates — 0.0%(8)
Penn Engineering & Manufacturing Corp., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), 6/27/24	182	$ 181,957
		$ 181,957
Containers and Glass Products — 3.0%
Berlin Packaging, LLC, Term Loan, 4.25%, (USD LIBOR + 3.75%, Floor 0.50%), 3/11/28(11)	1,047	$ 1,042,356
BWAY Holding Company, Term Loan, 3.356%, (1 mo. USD LIBOR + 3.25%), 4/3/24	2,470	2,431,048
Flex Acquisition Company, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/2/28	3,416	3,406,531
Libbey Glass, Inc., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 11/13/25	857	890,257
Proampac PG Borrower, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/3/25	621	619,299
Reynolds Group Holdings, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/20/28	2,344	2,319,847
TricorBraun Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28	797	785,801
Trident TPI Holdings, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 10/17/24	745	742,289
		$ 12,237,428
Cosmetics/Toiletries — 0.4%
Kronos Acquisition Holdings, Inc.:
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26	1,411	$ 1,307,882
Term Loan, 7.00%, (SOFR + 6.00%, Floor 1.00%), 12/22/26	350	350,438
		$ 1,658,320
Drugs — 3.9%
Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25	631	$ 638,589
Alkermes, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/12/26	390	384,780
Amneal Pharmaceuticals, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.50%), 5/4/25	1,832	1,800,645
Bausch Health Companies, Inc., Term Loan, 3.209%, (1 mo. USD LIBOR + 3.00%), 6/2/25	2,200	2,182,125
Cambrex Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 12/4/26	322	321,348
Curia Global, Inc., Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 8/30/26(11)	1,982	1,972,590

Eaton Vance
Floating-Rate Income Trust
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Drugs (continued)
Elanco Animal Health Incorporated, Term Loan, 1.856%, (1 mo. USD LIBOR + 1.75%), 8/1/27		620	$ 607,784
Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28		2,488	2,482,214
Mallinckrodt International Finance S.A.:
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.25%, Floor 0.75%), 9/24/24		2,121	1,960,616
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25		3,045	2,810,493
Nidda Healthcare Holding AG, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	625	669,246
PharmaZell GmbH, Term Loan, 6/11/27(12)	EUR	125	139,149
			$ 15,969,579
Ecological Services and Equipment — 1.0%
EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25		1,839	$ 1,823,769
GFL Environmental, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25		50	49,413
TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27		2,136	2,137,297
US Ecology Holdings, Inc., Term Loan, 2.709%, (1 mo. USD LIBOR + 2.50%), 11/1/26		270	269,231
			$ 4,279,710
Electronics/Electrical — 32.4%
Allegro Microsystems, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/30/27		48	$ 47,837
Altar Bidco, Inc.:
Term Loan, 3.85%, (SOFR + 3.35%), 2/1/29		1,100	1,090,718
Term Loan - Second Lien, 6.10%, (1 mo. USD LIBOR + 5.60%, Floor 0.50%), 2/1/30		475	476,187
Applied Systems, Inc., Term Loan - Second Lien, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 9/19/25		2,671	2,678,072
Aptean, Inc., Term Loan, 4.459%, (1 mo. USD LIBOR + 4.25%), 4/23/26		2,095	2,082,397
AQA Acquisition Holding, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 3/3/28		970	967,700
Astra Acquisition Corp.:
Term Loan, 5.75%, (1 mo. USD LIBOR + 5.25%, Floor 0.50%), 10/25/28		1,575	1,543,500
Term Loan - Second Lien, 9.625%, (1 mo. USD LIBOR + 8.875%, Floor 0.75%), 10/22/29		1,450	1,439,125
Banff Merger Sub, Inc.:
Term Loan, 3.974%, (3 mo. USD LIBOR + 3.75%), 10/2/25		3,737	3,700,599
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	292	322,518
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronics/Electrical (continued)
Banff Merger Sub, Inc.: (continued)
Term Loan - Second Lien, 6.00%, (3 mo. USD LIBOR + 5.50%, Floor 0.50%), 2/27/26		775	$ 775,484
Barracuda Networks, Inc., Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 10/30/28		450	452,625
Buzz Merger Sub, Ltd.:
Term Loan, 2.959%, (1 mo. USD LIBOR + 2.75%), 1/29/27		590	582,868
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 1/29/27		67	66,681
CentralSquare Technologies, LLC, Term Loan, 3.974%, (3 mo. USD LIBOR + 3.75%), 8/29/25		897	859,790
Chamberlain Group, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/3/28		1,350	1,339,664
Cloudera, Inc.:
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/8/28		2,400	2,389,874
Term Loan - Second Lien, 6.50%, (1 mo. USD LIBOR + 6.00%, Floor 0.50%), 10/8/29		650	645,125
Cohu, Inc., Term Loan, 3.519%, (6 mo. USD LIBOR + 3.00%), 10/1/25		251	250,083
Concorde Midco, Ltd., Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	575	640,488
ConnectWise, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/29/28		2,000	1,986,250
Constant Contact, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28		2,042	2,021,501
Cornerstone OnDemand, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/16/28		1,175	1,166,922
CPI International, Inc., Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), 7/26/24(11)		658	654,720
Creation Technologies, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.50%, Floor 0.50%), 10/5/28		850	840,437
Delta TopCo, Inc.:
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		1,555	1,546,085
Term Loan - Second Lien, 8.00%, (6 mo. USD LIBOR + 7.25%, Floor 0.75%), 12/1/28		2,250	2,248,126
DG Investment Intermediate Holdings 2, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 3/31/28		995	988,814
E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/4/28		968	961,645
ECI Macola Max Holding, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27		1,412	1,399,686
Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24		1,722	1,722,845

Eaton Vance
Floating-Rate Income Trust
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Electronics/Electrical (continued)
Epicor Software Corporation:
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27		2,506	$ 2,485,647
Term Loan - Second Lien, 8.75%, (1 mo. USD LIBOR + 7.75%, Floor 1.00%), 7/31/28		925	946,969
EXC Holdings III Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/2/24		1,633	1,625,245
Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24		4,952	4,890,339
Gainwell Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27		4,294	4,280,304
GoTo Group, Inc., Term Loan, 4.887%, (1 mo. USD LIBOR + 4.75%), 8/31/27		2,030	1,999,851
Hyland Software, Inc., Term Loan - Second Lien, 7.00%, (1 mo. USD LIBOR + 6.25%, Floor 0.75%), 7/7/25		3,806	3,820,272
II-VI Incorporated, Term Loan, 12/1/28(12)		875	867,891
Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26		2,383	2,370,334
Imprivata, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/1/27		997	994,994
Informatica, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.75%), 10/27/28		2,325	2,301,750
MA FinanceCo., LLC:
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 6/5/25	EUR	669	746,282
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25		1,694	1,684,508
Magenta Buyer, LLC:
Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 7/27/28		4,638	4,606,486
Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 7/27/29		1,250	1,240,625
Marcel LUX IV S.a.r.l., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27		112	111,095
Mavenir Systems, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 8/18/28		325	322,562
McAfee, LLC, Term Loan, 3/1/29(12)		2,500	2,471,875
Mediaocean, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/15/28		550	547,078
MH Sub I, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 9/13/24		349	347,332
Mirion Technologies, Inc., Term Loan, 3.25%, (6 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/20/28		624	616,889
MKS Instruments, Inc., Term Loan, 10/21/28(12)	EUR	350	388,268
Panther Commercial Holdings L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/7/28		996	991,952
PointClickCare Technologies, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27		670	661,563
Borrower/Description	Principal Amount* (000's omitted)	Value
Electronics/Electrical (continued)
Polaris Newco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 6/2/28	2,893	$ 2,879,438
Proofpoint, Inc., Term Loan, 3.758%, (3 mo. USD LIBOR + 3.25%), 8/31/28	3,000	2,973,126
Rackspace Technology Global, Inc., Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 2/15/28(11)	2,995	2,907,935
RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	4,663	4,619,011
Recorded Books, Inc., Term Loan, 4.124%, (1 mo. USD LIBOR + 4.00%), 8/29/25	2,520	2,505,036
Redstone Holdco 2 L.P., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/27/28	2,444	2,289,097
Renaissance Holding Corp., Term Loan - Second Lien, 7.209%, (1 mo. USD LIBOR + 7.00%), 5/29/26	200	199,917
Seattle Spinco, Inc., Term Loan, 2.959%, (1 mo. USD LIBOR + 2.75%), 6/21/24	1,730	1,683,078
Sophia L.P., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 10/7/27	4,226	4,189,503
Sovos Compliance, LLC:
Term Loan, 4.50%, 8/11/28(10)	92	92,084
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.50%, Floor 0.50%), 8/11/28	533	533,229
SurveyMonkey, Inc., Term Loan, 4.20%, (USD LIBOR + 3.75%), 10/10/25(11)	1,029	1,022,345
Symplr Software, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27	1,043	1,039,362
Tibco Software, Inc.:
Term Loan, 3.96%, (1 mo. USD LIBOR + 3.75%), 6/30/26	2,612	2,603,706
Term Loan - Second Lien, 7.46%, (1 mo. USD LIBOR + 7.25%), 3/3/28	1,350	1,348,946
TTM Technologies, Inc., Term Loan, 2.606%, (1 mo. USD LIBOR + 2.50%), 9/28/24	150	149,436
Turing Midco, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 3/23/28	339	336,877
Uber Technologies, Inc.:
Term Loan, 3.709%, (1 mo. USD LIBOR + 3.50%), 4/4/25	6,108	6,063,023
Term Loan, 3.709%, (1 mo. USD LIBOR + 3.50%), 2/25/27	5	5,232
Ultimate Software Group, Inc. (The):
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 5/4/26	4,580	4,543,315
Term Loan, 3.959%, (1 mo. USD LIBOR + 3.75%), 5/4/26	1,721	1,710,900
Ultra Clean Holdings, Inc., Term Loan, 3.959%, (1 mo. USD LIBOR + 3.75%), 8/27/25	1,252	1,252,496

Eaton Vance
Floating-Rate Income Trust
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Electronics/Electrical (continued)
Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/5/27		794	$ 792,511
Verifone Systems, Inc., Term Loan, 4.498%, (3 mo. USD LIBOR + 4.00%), 8/20/25		1,235	1,213,578
Verisure Holding AB:
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 7/20/26	EUR	325	355,068
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 3/27/28	EUR	850	929,236
Veritas US, Inc.:
Term Loan, 5.75%, (3 mo. EURIBOR + 4.75%, Floor 1.00%), 9/1/25	EUR	368	412,499
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25		2,716	2,693,064
Vision Solutions, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 4/24/28		2,494	2,473,488
VS Buyer, LLC, Term Loan, 3.209%, (1 mo. USD LIBOR + 3.00%), 2/28/27		1,228	1,218,914
			$ 134,243,927
Equipment Leasing — 0.6%
Boels Topholding B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/6/27	EUR	600	$ 660,416
Fly Funding II S.a.r.l., Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 10/8/25		1,168	1,171,964
PECF USS Intermediate Holding III Corporation, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.25%, Floor 0.50%), 12/15/28		550	548,134
			$ 2,380,514
Financial Intermediaries — 4.1%
AllSpring Buyer, LLC, Term Loan, 11/1/28(12)		1,353	$ 1,348,426
Aretec Group, Inc., Term Loan, 4.459%, (1 mo. USD LIBOR + 4.25%), 10/1/25		3,498	3,489,030
CoreLogic, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/2/28		3,130	3,084,668
Edelman Financial Center, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/7/28		2,540	2,523,517
EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25		265	264,026
Focus Financial Partners, LLC:
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 6/24/28		281	278,115
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 6/30/28		1,213	1,202,153
Greenhill & Co., Inc., Term Loan, 3.459%, (1 mo. USD LIBOR + 3.25%), 4/12/24		476	475,031
Borrower/Description	Principal Amount* (000's omitted)		Value
Financial Intermediaries (continued)
GreenSky Holdings, LLC:
Term Loan, 3.50%, (1 mo. USD LIBOR + 3.25%), 3/31/25		1,444	$ 1,443,750
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 3/29/25		493	492,500
Mariner Wealth Advisors, LLC:
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/18/28		178	177,057
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/18/28		1,244	1,237,539
Victory Capital Holdings, Inc., Term Loan, 2.466%, (3 mo. USD LIBOR + 2.25%), 7/1/26		935	924,480
			$ 16,940,292
Food Products — 1.2%
8th Avenue Food & Provisions, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 10/1/25		499	$ 457,603
Alltech, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/13/28		425	425,266
Badger Buyer Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 9/30/24		359	335,723
CHG PPC Parent, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/8/28		400	390,000
Del Monte Foods, Inc., Term Loan, 2/15/29(12)		400	396,750
HLF Financing S.a.r.l., Term Loan, 2.709%, (1 mo. USD LIBOR + 2.50%), 8/18/25		729	722,288
Monogram Food Solutions, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 8/28/28		450	447,750
Shearer's Foods, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/23/27		444	430,388
Simply Good Foods USA, Inc., Term Loan, 3.792%, (SOFR + 3.25%), 7/7/24		263	264,586
United Petfood Group B.V., Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 4/23/28	EUR	775	859,917
UTZ Quality Foods, LLC, Term Loan, 3.209%, (1 mo. USD LIBOR + 3.00%), 1/20/28		173	171,825
			$ 4,902,096
Food Service — 1.2%
AI Aqua Merger Sub, Inc.:
Term Loan, 7/31/28(12)		2,004	$ 1,995,174
Term Loan, 7/31/28(12)		196	194,651
IRB Holding Corp., Term Loan, 3.75%, (SOFR + 3.00%, Floor 0.75%), 12/15/27		2,329	2,310,806
Sovos Brands Intermediate, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 6/8/28		601	599,247
			$ 5,099,878

Eaton Vance
Floating-Rate Income Trust
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Food/Drug Retailers — 0.2%
L1R HB Finance Limited:
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 9/2/24	EUR	450	$ 425,379
Term Loan, 5.814%, (SONIA + 5.25%), 9/2/24	GBP	450	503,907
			$ 929,286
Forest Products — 0.3%
Journey Personal Care Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/1/28		1,269	$ 1,217,880
			$ 1,217,880
Health Care — 11.5%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/7/28		900	$ 898,875
Bayou Intermediate II, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 8/2/28		875	876,094
Biogroup-LCD, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 2/9/28	EUR	250	268,166
BW NHHC Holdco, Inc., Term Loan, 5.488%, (3 mo. USD LIBOR + 5.00%), 5/15/25		2,479	2,075,968
Cano Health, LLC, Term Loan, 4.507%, (SOFR + 4.00%), 11/23/27		2,533	2,517,558
CCRR Parent, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/6/28		596	598,668
Cerba Healthcare S.A.S.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	450	494,682
Term Loan, 2/15/29(12)	EUR	525	583,505
Certara L.P., Term Loan, 3.709%, (1 mo. USD LIBOR + 3.50%), 8/15/26		957	953,086
CHG Healthcare Services, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/29/28		948	942,031
Covis Finco S.a.r.l., Term Loan, 7.25%, (SOFR + 6.50%, Floor 0.75%), 2/18/27		850	784,125
CryoLife, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/1/27		504	500,535
Electron BidCo, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/1/28		700	694,240
Envision Healthcare Corporation, Term Loan, 3.959%, (1 mo. USD LIBOR + 3.75%), 10/10/25		3,011	2,211,370
eResearchTechnology, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/4/27		347	347,654
GHX Ultimate Parent Corporation, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 6/28/24		957	953,825
Hanger, Inc., Term Loan, 3.709%, (1 mo. USD LIBOR + 3.50%), 3/6/25		1,107	1,104,569
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care (continued)
IQVIA, Inc., Term Loan, 1.959%, (1 mo. USD LIBOR + 1.75%), 3/7/24		524	$ 523,272
IVC Acquisition Ltd., Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), 2/13/26	EUR	1,350	1,500,442
LSCS Holdings, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 12/18/28		650	647,563
MDVIP, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/16/28		250	248,125
Medical Solutions Holdings, Inc.:
Term Loan, 3.50%, 11/1/28(10)		204	202,629
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/1/28		1,071	1,063,804
Medline Borrower L.P., Term Loan, 10/23/28(12)		2,500	2,477,032
Midwest Physician Administrative Services, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/12/28		571	566,229
MJH Healthcare Holdings, LLC, Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 1/28/29		250	250,000
National Mentor Holdings, Inc.:
Term Loan, 3.75%, 3/2/28(10)		97	94,826
Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 3/2/28(11)		2,269	2,228,972
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/2/28		65	64,333
Navicure, Inc., Term Loan, 4.209%, (1 mo. USD LIBOR + 4.00%), 10/22/26		1,572	1,569,545
Option Care Health, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/27/28		375	372,563
Ortho-Clinical Diagnostics S.A., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 6/30/25	EUR	372	413,990
Pacific Dental Services, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/5/28		597	595,508
Pearl Intermediate Parent, LLC, Term Loan - Second Lien, 6.459%, (1 mo. USD LIBOR + 6.25%), 2/13/26		175	175,000
Pediatric Associates Holding Company, LLC:
Term Loan, 0.00%, 12/29/28(10)		66	65,543
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/29/28		434	432,582
PetVet Care Centers, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/14/25		348	345,908
Phoenix Guarantor, Inc.:
Term Loan, 3.459%, (1 mo. USD LIBOR + 3.25%), 3/5/26		2,985	2,946,716
Term Loan, 3.662%, (1 mo. USD LIBOR + 3.50%), 3/5/26		1,542	1,522,567
Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28		1,241	1,232,428

Eaton Vance
Floating-Rate Income Trust
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care (continued)
Radiology Partners, Inc., Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), 7/9/25		1,305	$ 1,286,274
Sotera Health Holdings, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26		675	667,828
Sound Inpatient Physicians, Term Loan, 2.959%, (1 mo. USD LIBOR + 2.75%), 6/27/25		483	477,675
Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/1/26		1,241	1,239,628
Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26		2,512	2,494,023
Synlab Bondco PLC, Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	325	359,304
Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24		1,741	1,660,936
U.S. Anesthesia Partners, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 10/1/28		973	963,619
Verscend Holding Corp., Term Loan, 4.209%, (1 mo. USD LIBOR + 4.00%), 8/27/25		1,587	1,585,864
WP CityMD Bidco, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/22/28		575	572,080
			$ 47,651,759
Home Furnishings — 2.2%
ACProducts, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/17/28		2,114	$ 2,016,585
Conair Holdings, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/17/28		2,195	2,174,201
Mattress Firm, Inc., Term Loan, 5.00%, (12 mo. USD LIBOR + 4.25%, Floor 0.75%), 9/25/28		1,072	1,064,940
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		2,680	2,584,834
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		1,159	1,171,180
			$ 9,011,740
Industrial Equipment — 6.8%
Albion Financing 3 S.a.r.l., Term Loan, 5.75%, (3 mo. USD LIBOR + 5.25%, Floor 0.50%), 8/17/26		1,375	$ 1,367,266
Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27		2,195	2,178,635
American Trailer World Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/3/28		997	981,488
Apex Tool Group, LLC, Term Loan, 5.75%, (SOFR + 5.25%, Floor 0.50%), 2/8/29		2,272	2,264,798
Delachaux Group S.A.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 4/16/26	EUR	379	420,313
Borrower/Description	Principal Amount* (000's omitted)		Value
Industrial Equipment (continued)
Delachaux Group S.A.: (continued)
Term Loan, 4.799%, (3 mo. USD LIBOR + 4.50%), 4/16/26		449	$ 444,947
DexKo Global, Inc.:
Term Loan, 4.00%, 10/4/28(10)	EUR	74	82,037
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	461	509,848
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	240	265,135
Term Loan, 4.172%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/4/28(10)		112	110,660
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/4/28		588	580,965
DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27		668	664,491
Dynacast International, LLC, Term Loan, 10.00%, (3 mo. USD LIBOR + 9.00%, Floor 1.00%), 10/22/25		369	373,305
Engineered Machinery Holdings, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 5/19/28		2,815	2,809,574
Filtration Group Corporation:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/29/25	EUR	386	425,489
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 10/21/28		648	645,133
Gardner Denver, Inc., Term Loan, 1.959%, (1 mo. USD LIBOR + 1.75%), 3/1/27		1,280	1,264,667
GrafTech Finance, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 2/12/25		1,494	1,493,349
Granite Holdings US Acquisition Co., Term Loan, 4.224%, (3 mo. USD LIBOR + 4.00%), 9/30/26		1,413	1,401,298
Ingersoll-Rand Services Company, Term Loan, 1.959%, (1 mo. USD LIBOR + 1.75%), 3/1/27		1,400	1,382,812
LTI Holdings, Inc.:
Term Loan, 4.959%, (1 mo. USD LIBOR + 4.75%), 7/24/26		373	372,192
Term Loan, 4.959%, (1 mo. USD LIBOR + 4.75%), 7/24/26		225	224,438
Madison IAQ, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/21/28		2,487	2,454,406
Robertshaw US Holding Corp., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 2/28/25(11)		1,035	952,559
Tiger Acquisition, LLC, Term Loan, 3.758%, (3 mo. USD LIBOR + 3.25%), 6/1/28		597	582,728
Titan Acquisition Limited, Term Loan, 3.354%, (6 mo. USD LIBOR + 3.00%), 3/28/25		1,995	1,958,786

Eaton Vance
Floating-Rate Income Trust
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Industrial Equipment (continued)
Vertical US Newco, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/30/27		1,333	$ 1,325,591
Zephyr German BidCo GmbH, Term Loan, 3.65%, (3 mo. EURIBOR + 3.65%), 3/10/28	EUR	650	720,887
			$ 28,257,797
Insurance — 4.2%
AssuredPartners, Inc.:
Term Loan, 3.709%, (1 mo. USD LIBOR + 3.50%), 2/12/27		1,393	$ 1,374,263
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/12/27		1,393	1,380,167
Asurion, LLC:
Term Loan, 3.334%, (1 mo. USD LIBOR + 3.125%), 11/3/23		1,236	1,229,450
Term Loan, 3.459%, (1 mo. USD LIBOR + 3.25%), 12/23/26		1,327	1,305,374
Term Loan - Second Lien, 5.459%, (1 mo. USD LIBOR + 5.25%), 1/31/28		2,070	2,049,818
Financiere CEP S.A.S., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/18/27	EUR	550	614,118
Hub International Limited, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 4/25/25		2,985	2,968,564
NFP Corp., Term Loan, 3.459%, (1 mo. USD LIBOR + 3.25%), 2/15/27		2,189	2,154,933
Ryan Specialty Group, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 9/1/27		2,985	2,969,962
Sedgwick Claims Management Services, Inc., Term Loan, 3.459%, (1 mo. USD LIBOR + 3.25%), 12/31/25		1,244	1,230,066
			$ 17,276,715
Leisure Goods/Activities/Movies — 4.3%
Amer Sports Oyj, Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 3/30/26	EUR	1,813	$ 2,026,550
Carnival Corporation:
Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/30/25		1,379	1,366,244
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.25%, Floor 0.75%), 10/18/28		2,350	2,327,969
City Football Group Limited, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/21/28		1,000	985,000
ClubCorp Holdings, Inc., Term Loan, 2.97%, (3 mo. USD LIBOR + 2.75%), 9/18/24		1,492	1,432,675
Crown Finance US, Inc.:
Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25		2,102	1,632,121
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), 9/30/26		1,519	1,153,992
Borrower/Description	Principal Amount* (000's omitted)		Value
Leisure Goods/Activities/Movies (continued)
Crown Finance US, Inc.: (continued)
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(13)		527	$ 624,404
Fender Musical Instruments Corporation, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 12/1/28		274	273,670
Match Group, Inc., Term Loan, 2.219%, (3 mo. USD LIBOR + 1.75%), 2/13/27		775	761,599
Sandy BidCo B.V., Term Loan, 6/12/28(12)	EUR	950	1,059,595
SeaWorld Parks & Entertainment, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/25/28		773	762,916
Travel Leaders Group, LLC, Term Loan, 4.209%, (1 mo. USD LIBOR + 4.00%), 1/25/24		1,704	1,609,827
UFC Holdings, LLC, Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), 4/29/26		1,193	1,179,847
Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	678	708,972
			$ 17,905,381
Lodging and Casinos — 1.3%
Boyd Gaming Corporation, Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), 9/15/23		667	$ 666,476
Oravel Stays Singapore Pte. Ltd., Term Loan, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 6/23/26		647	669,386
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24		1,120	1,100,543
Raptor Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/1/26		1,525	1,521,903
Sportradar Capital S.a.r.l., Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 11/22/27	EUR	550	608,979
Twin River Worldwide Holdings, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/2/28		1,000	995,278
			$ 5,562,565
Nonferrous Metals/Minerals — 0.2%
Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/17/25		727	$ 723,838
			$ 723,838
Oil and Gas — 4.5%
Ameriforge Group, Inc., Term Loan, 12.592%, (1 mo. USD LIBOR + 13.00%, Floor 1.00%), 12/29/23(10)		53	$ 26,379
Apergy Corporation, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.50%), 5/9/25		127	126,005
Centurion Pipeline Company, LLC:
Term Loan, 3.459%, (1 mo. USD LIBOR + 3.25%), 9/29/25		267	264,805

Eaton Vance
Floating-Rate Income Trust
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Oil and Gas (continued)
Centurion Pipeline Company, LLC: (continued)
Term Loan, 4.209%, (1 mo. USD LIBOR + 4.00%), 9/28/25		248	$ 245,411
CITGO Holding, Inc., Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23		2,066	2,044,277
CITGO Petroleum Corporation, Term Loan, 7.25%, (1 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24		4,103	4,099,564
CQP Holdco L.P., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 6/5/28		2,965	2,953,252
Delek US Holdings, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25		590	587,535
Freeport LNG Investments, LLLP, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/21/28		600	595,313
Matador Bidco S.a.r.l., Term Loan, 4.959%, (1 mo. USD LIBOR + 4.75%), 10/15/26		4,033	4,041,354
Oryx Midstream Services Permian Basin, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/5/28		725	720,210
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 8/27/26		783	786,818
UGI Energy Services, LLC, Term Loan, 3.959%, (1 mo. USD LIBOR + 3.75%), 8/13/26		1,990	1,993,527
			$ 18,484,450
Publishing — 1.2%
Adevinta ASA:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 6/26/28	EUR	1,250	$ 1,384,773
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 6/26/28		323	322,243
Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28		518	515,210
Ascend Learning, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/11/28		575	568,486
Getty Images, Inc., Term Loan, 4.709%, (1 mo. USD LIBOR + 4.50%), 2/19/26		1,703	1,702,445
LABL, Inc., Term Loan, 5.50%, (3 mo. USD LIBOR + 5.00%, Floor 0.50%), 10/29/28		625	622,813
			$ 5,115,970
Radio and Television — 1.5%
Gray Television, Inc.:
Term Loan, 2.606%, (1 mo. USD LIBOR + 2.50%), 2/7/24		255	$ 253,742
Term Loan, 2.606%, (1 mo. USD LIBOR + 2.50%), 1/2/26		637	631,037
Borrower/Description	Principal Amount* (000's omitted)	Value
Radio and Television (continued)
Gray Television, Inc.: (continued)
Term Loan, 3.106%, (1 mo. USD LIBOR + 3.00%), 12/1/28	850	$ 845,551
Hubbard Radio, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25	728	728,635
Nexstar Broadcasting, Inc., Term Loan, 2.606%, (1 mo. USD LIBOR + 2.50%), 9/18/26	453	450,847
Sinclair Television Group, Inc.:
Term Loan, 2.71%, (1 mo. USD LIBOR + 2.50%), 9/30/26	660	633,420
Term Loan, 3.21%, (1 mo. USD LIBOR + 3.00%), 4/1/28	450	434,906
Univision Communications, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/15/26	2,189	2,176,492
		$ 6,154,630
Retailers (Except Food and Drug) — 3.3%
CNT Holdings I Corp., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/8/27	1,592	$ 1,586,571
Gloves Buyer, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/29/27	1,693	1,680,040
Great Outdoors Group, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/6/28	2,921	2,912,950
Harbor Freight Tools USA, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/19/27	2,736	2,694,677
Hoya Midco, LLC, Term Loan, 3.75%, (SOFR + 3.25%, Floor 0.50%), 2/3/29	987	983,670
LIDS Holdings, Inc., Term Loan, 6.50%, (SOFR + 5.50%, Floor 1.00%), 12/14/26	450	448,335
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	3,259	3,246,744
Phillips Feed Service, Inc., Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(4)	113	90,753
		$ 13,643,740
Steel — 0.5%
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	866	$ 852,986
TMS International Corp., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 8/14/24	272	270,548
Zekelman Industries, Inc., Term Loan, 2.137%, (1 mo. USD LIBOR + 2.00%), 1/24/27	1,042	1,029,865
		$ 2,153,399
Surface Transport — 1.5%
Kenan Advantage Group, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/24/26	2,624	$ 2,612,022

Eaton Vance
Floating-Rate Income Trust
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Surface Transport (continued)
PODS, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/31/28		3,485	$ 3,451,603
			$ 6,063,625
Telecommunications — 1.4%
Avaya, Inc., Term Loan, 4.191%, (1 mo. USD LIBOR + 4.00%), 12/15/27		225	$ 223,189
Digi International, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 5.00%, Floor 0.50%), 11/1/28		405	405,698
Digicel International Finance Limited, Term Loan, 3.50%, (6 mo. USD LIBOR + 3.25%), 5/28/24		1,747	1,681,925
GEE Holdings 2, LLC:
Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25		408	397,837
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26		827	682,470
Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23		1,011	994,202
Zayo Group Holdings, Inc., Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	1,440	1,580,340
			$ 5,965,661
Utilities — 0.8%
Calpine Construction Finance Company L.P., Term Loan, 2.209%, (1 mo. USD LIBOR + 2.00%), 1/15/25		929	$ 913,790
USIC Holdings, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 5/12/28		2,394	2,364,075
			$ 3,277,865
Total Senior Floating-Rate Loans (identified cost $590,530,677)			$ 584,538,592

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(5)(6)	154,246	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(4)(5)(6)	4,543	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 3.0%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(14)	12,310,087	$ 12,308,856
Total Short-Term Investments (identified cost $12,309,238)		$ 12,308,856
Total Investments — 159.5% (identified cost $668,142,778)		$ 659,965,683
Less Unfunded Loan Commitments — (0.3)%		$ (1,092,269)
Net Investments — 159.2% (identified cost $667,050,509)		$ 658,873,414
Notes Payable — (35.1)%		$(145,000,000)
Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (19.3)%		$ (79,938,103)
Other Assets, Less Liabilities — (4.8)%		$ (20,285,001)
Net Assets Applicable to Common Shares — 100.0%		$ 413,650,310
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2022, the aggregate value of these securities is $46,084,387 or 11.1% of the Trust's net assets applicable to common shares.
(2)	When-issued, variable rate security whose interest rate will be determined after February 28, 2022
(3)	Variable rate security. The stated interest rate represents the rate in effect at February 28, 2022.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Non-income producing security.
(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(7)	Restricted security.
(8)	Amount is less than 0.05%.

Eaton Vance
Floating-Rate Income Trust
February 28, 2022
Portfolio of Investments (Unaudited) — continued

(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At February 28, 2022 the total value of unfunded loan commitments is $1,082,162.
(11)	The stated interest rate represents the weighted average interest rate at February 28, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(12)	This Senior Loan will settle after February 28, 2022, at which time the interest rate will be determined.
(13)	Fixed-rate loan.
(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2022.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,104,622	EUR	1,888,301	JPMorgan Chase Bank, N.A.	3/2/22	$ —	$ (12,634)
USD	11,854,642	EUR	10,569,306	Standard Chartered Bank	3/2/22	3,810	—
USD	1,839,942	EUR	1,649,265	JPMorgan Chase Bank, N.A.	3/31/22	—	(11,514)
USD	1,382,522	EUR	1,236,948	State Street Bank and Trust Company	3/31/22	—	(6,070)
USD	1,378,313	EUR	1,236,948	State Street Bank and Trust Company	3/31/22	—	(10,280)
USD	2,453,740	EUR	2,199,019	State Street Bank and Trust Company	3/31/22	—	(14,868)
USD	2,757,362	EUR	2,473,897	State Street Bank and Trust Company	3/31/22	—	(19,823)
USD	283,930	GBP	210,000	HSBC Bank USA, N.A.	3/31/22	2,139	—
USD	787,217	GBP	588,134	State Street Bank and Trust Company	3/31/22	—	(1,978)
USD	786,666	GBP	588,135	State Street Bank and Trust Company	3/31/22	—	(2,529)
USD	1,572,399	GBP	1,176,269	State Street Bank and Trust Company	3/31/22	—	(5,991)
USD	14,010,225	EUR	12,457,607	Standard Chartered Bank	4/4/22	22,989	—
USD	548,623	EUR	488,541	State Street Bank and Trust Company	4/29/22	—	(370)
USD	2,716,097	EUR	2,419,623	State Street Bank and Trust Company	4/29/22	—	(2,932)
USD	2,193,012	EUR	1,954,164	State Street Bank and Trust Company	4/29/22	—	(2,963)
USD	2,707,619	EUR	2,413,393	State Street Bank and Trust Company	4/29/22	—	(4,409)
USD	3,407,082	EUR	3,040,364	State Street Bank and Trust Company	4/29/22	—	(9,500)
						$28,938	$(105,861)

Eaton Vance
Floating-Rate Income Trust
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
At February 28, 2022, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.
Restricted Securities
At February 28, 2022, the Trust owned the following securities which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	758	$34,724	$0
Total Common Stocks			$34,724	$0
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	14	$14,000	$0
Total Convertible Preferred Stocks			$14,000	$0
Total Restricted Securities			$48,724	$0
Affiliated Investments
At February 28, 2022, the value of the Trust's investment in affiliated funds was $12,308,856, which represents 3.0% of the Trust's net assets applicable to common shares. Transactions in affiliated funds by the Trust for the fiscal year to date ended February 28, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$6,274,548	$432,726,701	$(426,690,861)	$(1,150)	$(382)	$12,308,856	$11,470	12,310,087

Eaton Vance
Floating-Rate Income Trust
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2022, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 29,413,840	$ —	$ 29,413,840
Closed-End Funds	8,456,575	—	—	8,456,575
Common Stocks	1,963,366	2,674,772	1,441,549	6,079,687
Convertible Preferred Stocks	—	1,359	0	1,359
Corporate Bonds	—	19,166,774	—	19,166,774
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	583,019,120	427,203	583,446,323
Warrants	—	0	0	0
Short-Term Investments	—	12,308,856	—	12,308,856
Total Investments	$10,419,941	$646,584,721	$1,868,752	$658,873,414
Forward Foreign Currency Exchange Contracts	$ —	$ 28,938	$ —	$ 28,938
Total	$10,419,941	$646,613,659	$1,868,752	$658,902,352
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (105,861)	$ —	$ (105,861)
Total	$ —	$ (105,861)	$ —	$ (105,861)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended February 28, 2022 is not presented.
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.